Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of total revenue disaggregated by geographic region
	Year Ended December 31,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by country of domicile:
United States	$699	16%	$712	35%
Japan	3,404	75%	547	27%
Other	399	9%	747	38%
Total	$4,502	100%	$2,006	100%